Commitments and Contingencies Level 4 - Unfunded Commitments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Other Commitments [Abstract]
Other Commitment	$ 594
Commitments to Fund Limited Partnership and Other Alternative Investments	476
Commitment to fund Private placement securities	27
Commitments to Fund Mortgage Loans	$ 91